Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net income	$ 303.6	$ 467.4	$ 281.8
Foreign currency translation:
Translation gain (loss)	2.3	(91.2)	56.4
Pension and other postretirement benefits:
Net gain (loss) recognized from actuarial gain/loss and prior service cost/credit	66.4	(4.1)	(3.0)
Reclassifications to net income	266.1	93.8	19.3
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	0.5	1.1	(2.2)
Reclassifications to net income	(1.4)	(1.1)	0.9
Other comprehensive income (loss), net of tax	333.9	(1.5)	71.4
Total comprehensive income, net of tax	$ 637.5	$ 465.9	$ 353.2